Derivative financial instruments and risk management (Details 4) (USD $) In Billions, unless otherwise specified	1 Months Ended
	Dec. 31, 2011	Feb. 28, 2007
Derivative financial instruments and risk management
Stock repurchase program, funds authorized	$ 7.5	$ 7.5